UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: The Lion Fund Limited

Address: Citco
         Windward 1, 2nd Floor
         Regatta Office Park
         West Bay Road, P.O. Box 31106
         Grand Cayman
         Cayman Islands KY1-1205

13F File Number: 028-13152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 677-4514


Signature, Place and Date of Signing:

/s/ S. Nicholas Walker            New York, New York         May 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]



Although The Lion Fund Limited filed Form 13F for the quarter ending December 31, 2009, it was not required to do so, as it exercised investment discretion over less than $100 million in 13(f) securities at the end of every month in 2009. Accordingly, it will not make future Form 13F filings until it again has a filing obligation.

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Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.    Form 13F File Number   Name

1.     028-12227              York Asset Management Limited

SK 22055 0001 1098723